Schedule of Straight-line Method Over Estimated Useful Lives (Details)	Dec. 31, 2025
Mining Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Mining Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	6 years
Plant [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Plant [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	6 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years